SHAREHOLDERS' EQUITY (Narrative) (Details)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Israeli Employees [Member] USD ($)	Dec. 31, 2012 Israeli Employees [Member]	Dec. 31, 2013 2003 option plan [Member]	Dec. 31, 2013 2006 option plan [Member]	Dec. 31, 2013 Stock Compensation Plan [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized		20,000,000
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, par value per share		0.1	0.1
Intrinsic value of options outstanding	14,261,000
Intrinsic value of options exercisable	8,321,000
Intrinsic value of options vested and expected to vest	10,993,000
Intrinsic value of options exercised	76,922,000
Stock options vested during period	874,802
Weighted average remaining contractual life of options outstanding	8 years 3 months 7 days
Weighted-average remaining contractual life of exercisable options	6 years 11 months 1 day
Unrecognized compensation cost related to non-vested stock options	$ 15,770,000
Unrecognized compensation cost, recognition period	2 years 1 month 17 days
Options outstanding	2,889,211		2,709,910	3,164,090	3,427,870			4,681	2,884,530
Shares available for future issuance										442,881
Options granted						75,099	436,455
Exercise Prices, minimum						$ 0
Exercise Prices, maximum						$ 0.03
Vesting period for plan										4 years	4 years
Options, expiration period										10 years